Capital Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Amortization of capital leases	$ 470,000	$ 175,000	$ 143,000
Machinery and equipment [Member]
Capital Leased Assets [Line Items]
Property plant and equipment under capital leases	3,046,000	939,000
Property plant and equipment, accumulated amortization under capital leases	$ 935,000	$ 465,000